Loans Receivable, Part IV (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	$ 1,106,915,000	$ 1,133,672,000	$ 1,216,664,000
Loans requiring an officers' loans committee review and approval, minimum	500,000	500,000
Minimum amount of potential loan exposure to be reviewed by credit management personnel	1,000,000	1,000,000
Maximum period of time loan is reviewed if renewed	1 year	1 year
Period of time sales of real estate owned fair value is based	2 years	2 years
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	46,809,000	52,479,000	56,007,000
Total Impaired, with no Reserve, Recorded Investment	36,438,000	42,492,000	65,390,000
Total Impaired, Recorded Investment	83,247,000	94,971,000	121,397,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	48,269,000	53,489,000	56,565,000
Total Impaired with no Reserve, Unpaid Principal Balance	43,288,000	47,383,000	74,597,000
Total Impaired, Unpaid Principal Balance, Total	91,557,000	100,872,000	131,162,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	6,470,000	12,408,000	12,575,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	6,470,000	12,408,000	12,575,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	1,459,000	1,010,000	558,000
Total Impaired with no Reserve, Cumulative Charge-offs	6,849,000	4,891,000	9,207,000
Total Impaired, Cumulative Charge-offs	8,308,000	5,901,000	9,765,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	49,668,000	54,872,000	56,967,000
Total Impaired with no Reserve, Average Recorded Investment	43,080,000	47,915,000	74,961,000
Total Impaired, Average Recorded Investment, Total	92,748,000	102,787,000	131,928,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	698,000	1,840,000	1,497,000
Total Impaired with no Reserve, Interest Paid YTD	724,000	1,756,000	2,308,000
Total Impaired, Interest Paid YTD	1,422,000	3,596,000	3,805,000
Charge-offs recorded to reduce the unpaid principal balance	6,800,000	4,900,000
Total impaired loans including troubled debt restructurings		6,400,000	6,200,000
One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	425,693,000	460,821,000	496,736,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	19,634,000	29,057,000	25,735,000
Total Impaired, with no Reserve, Recorded Investment	27,291,000	28,410,000	42,586,000
Total Impaired, Recorded Investment	46,925,000	57,467,000	68,321,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	20,299,000	29,456,000	25,913,000
Total Impaired with no Reserve, Unpaid Principal Balance	32,111,000	31,315,000	48,482,000
Total Impaired, Unpaid Principal Balance, Total	52,410,000	60,771,000	74,395,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	3,850,000	7,058,000	5,707,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	3,850,000	7,058,000	5,707,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	665,000	399,000	178,000
Total Impaired with no Reserve, Cumulative Charge-offs	4,819,000	2,905,000	5,896,000
Total Impaired, Cumulative Charge-offs	5,484,000	3,304,000	6,074,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	20,513,000	29,768,000	26,093,000
Total Impaired with no Reserve, Average Recorded Investment	31,856,000	31,358,000	48,552,000
Total Impaired, Average Recorded Investment, Total	52,369,000	61,126,000	74,645,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	373,000	874,000	579,000
Total Impaired with no Reserve, Interest Paid YTD	608,000	1,175,000	1,448,000
Total Impaired, Interest Paid YTD	981,000	2,049,000	2,027,000
Over Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	518,745,000	514,363,000	552,240,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	22,570,000	17,397,000	21,268,000
Total Impaired, with no Reserve, Recorded Investment	3,370,000	10,884,000	19,515,000
Total Impaired, Recorded Investment	25,940,000	28,281,000	40,783,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	22,955,000	17,642,000	21,648,000
Total Impaired with no Reserve, Unpaid Principal Balance	3,859,000	11,179,000	21,264,000
Total Impaired, Unpaid Principal Balance, Total	26,814,000	28,821,000	42,912,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	786,000	3,268,000	3,719,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	786,000	3,268,000	3,719,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	385,000	245,000	380,000
Total Impaired with no Reserve, Cumulative Charge-offs	489,000	295,000	1,749,000
Total Impaired, Cumulative Charge-offs	874,000	540,000	2,129,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	24,054,000	18,073,000	21,846,000
Total Impaired with no Reserve, Average Recorded Investment	3,880,000	11,649,000	21,535,000
Total Impaired, Average Recorded Investment, Total	27,934,000	29,722,000	43,381,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	254,000	722,000	761,000
Total Impaired with no Reserve, Interest Paid YTD	59,000	549,000	780,000
Total Impaired, Interest Paid YTD	313,000	1,271,000	1,541,000
Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	35,382,000	36,494,000	38,599,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	1,353,000	1,544,000	1,428,000
Total Impaired, with no Reserve, Recorded Investment	532,000	583,000	799,000
Total Impaired, Recorded Investment	1,885,000	2,127,000	2,227,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	1,353,000	1,544,000	1,428,000
Total Impaired with no Reserve, Unpaid Principal Balance	532,000	749,000	799,000
Total Impaired, Unpaid Principal Balance, Total	1,885,000	2,293,000	2,227,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	863,000	1,033,000	803,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	863,000	1,033,000	803,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	0	166,000	0
Total Impaired, Cumulative Charge-offs	0	166,000	0
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	1,440,000	1,615,000	1,448,000
Total Impaired with no Reserve, Average Recorded Investment	542,000	755,000	833,000
Total Impaired, Average Recorded Investment, Total	1,982,000	2,370,000	2,281,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	25,000	74,000	2,000
Total Impaired with no Reserve, Interest Paid YTD	8,000	14,000	3,000
Total Impaired, Interest Paid YTD	33,000	88,000	5,000
Construction and Land [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	36,981,000	33,818,000	39,528,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	1,551,000	2,316,000	6,543,000
Total Impaired, with no Reserve, Recorded Investment	5,138,000	2,154,000	1,893,000
Total Impaired, Recorded Investment	6,689,000	4,470,000	8,436,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	1,551,000	2,316,000	6,543,000
Total Impaired with no Reserve, Unpaid Principal Balance	6,603,000	3,655,000	3,413,000
Total Impaired, Unpaid Principal Balance, Total	8,154,000	5,971,000	9,956,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	377,000	377,000	2,077,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	377,000	377,000	2,077,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	1,465,000	1,501,000	1,520,000
Total Impaired, Cumulative Charge-offs	1,465,000	1,501,000	1,520,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	1,551,000	2,316,000	6,543,000
Total Impaired with no Reserve, Average Recorded Investment	6,605,000	3,656,000	3,413,000
Total Impaired, Average Recorded Investment, Total	8,156,000	5,972,000	9,956,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	23,000	78,000	113,000
Total Impaired with no Reserve, Interest Paid YTD	47,000	5,000	60,000
Total Impaired, Interest Paid YTD	70,000	83,000	173,000
Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	70,960,000	65,495,000	65,434,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	349,000	813,000	0
Total Impaired, with no Reserve, Recorded Investment	87,000	437,000	515,000
Total Impaired, Recorded Investment	436,000	1,250,000	515,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	759,000	1,179,000	0
Total Impaired with no Reserve, Unpaid Principal Balance	163,000	461,000	539,000
Total Impaired, Unpaid Principal Balance, Total	922,000	1,640,000	539,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	218,000	341,000	0
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	218,000	341,000	0
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	409,000	366,000	0
Total Impaired with no Reserve, Cumulative Charge-offs	76,000	24,000	24,000
Total Impaired, Cumulative Charge-offs	485,000	390,000	24,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	758,000	1,748,000	0
Total Impaired with no Reserve, Average Recorded Investment	175,000	473,000	538,000
Total Impaired, Average Recorded Investment, Total	933,000	2,221,000	538,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	5,000	50,000	0
Total Impaired with no Reserve, Interest Paid YTD	2,000	12,000	17,000
Total Impaired, Interest Paid YTD	7,000	62,000	17,000
Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	134,000	132,000	109,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	0	0
Total Impaired, with no Reserve, Recorded Investment	20,000	24,000
Total Impaired, Recorded Investment	20,000	24,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	0	0
Total Impaired with no Reserve, Unpaid Principal Balance	20,000	24,000
Total Impaired, Unpaid Principal Balance, Total	20,000	24,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	0	0
Total Impaired with no Reserve, Reserve	0	0
Impaired Loans, Reserve	0	0
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	0	0
Total Impaired, Cumulative Charge-offs	0	0
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	0	0
Total Impaired with no Reserve, Average Recorded Investment	22,000	24,000
Total Impaired, Average Recorded Investment, Total	22,000	24,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	0	0
Total Impaired with no Reserve, Interest Paid YTD	0	1,000
Total Impaired, Interest Paid YTD	0	1,000
Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	19,020,000	22,549,000	24,018,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	1,352,000	1,352,000	1,033,000
Total Impaired, with no Reserve, Recorded Investment	0	0	82,000
Total Impaired, Recorded Investment	1,352,000	1,352,000	1,115,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	1,352,000	1,352,000	1,033,000
Total Impaired with no Reserve, Unpaid Principal Balance	0	0	100,000
Total Impaired, Unpaid Principal Balance, Total	1,352,000	1,352,000	1,133,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	376,000	331,000	269,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	376,000	331,000	269,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	0	0	18,000
Total Impaired, Cumulative Charge-offs	0	0	18,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	1,352,000	1,352,000	1,037,000
Total Impaired with no Reserve, Average Recorded Investment	0	0	90,000
Total Impaired, Average Recorded Investment, Total	1,352,000	1,352,000	1,127,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	18,000	42,000	42,000
Total Impaired with no Reserve, Interest Paid YTD	0	0	0
Total Impaired, Interest Paid YTD	18,000	42,000	42,000
Substandard [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	64,087,000	87,266,000	119,922,000
Substandard [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	42,846,000	53,242,000	68,566,000
Substandard [Member] | Over Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	10,468,000	24,767,000	37,502,000
Substandard [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	2,263,000	2,913,000	3,188,000
Substandard [Member] | Construction and Land [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	6,689,000	3,705,000	8,436,000
Substandard [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	437,000	1,251,000	1,114,000
Substandard [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	20,000	23,000	0
Substandard [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,364,000	1,365,000	1,116,000
Watch [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	46,064,000	36,846,000	40,911,000
Watch [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	12,937,000	17,082,000	14,341,000
Watch [Member] | Over Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	26,836,000	14,157,000	16,993,000
Watch [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	985,000	606,000	721,000
Watch [Member] | Construction and Land [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	2,015,000	2,803,000	6,199,000
Watch [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,997,000	1,234,000	1,549,000
Watch [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	0	0	0
Watch [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,294,000	964,000	1,108,000
Pass [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	996,764,000	1,009,560,000	1,055,831,000
Pass [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	369,910,000	390,497,000	413,829,000
Pass [Member] | Over Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	481,441,000	475,439,000	497,745,000
Pass [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	32,134,000	32,975,000	34,690,000
Pass [Member] | Construction and Land [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	28,277,000	27,310,000	24,893,000
Pass [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	68,526,000	63,010,000	62,771,000
Pass [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	114,000	109,000	109,000
Pass [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	$ 16,362,000	$ 20,220,000	$ 21,794,000